T. ROWE PRICE Institutional Large-Cap Core Growth Fund
March 31, 2026 Unaudited

Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  98.1%
COMMUNICATION
SERVICES  15.3%
Entertainment  2.2%
Netflix (1) 566,766 54,494
54,494
Interactive Media &
Services  12.1%
Alphabet, Class A  131,502 37,815
Alphabet, Class C  487,204 139,759
Meta Platforms, Class A  207,071 118,472
296,046
Wireless Telecommunication
Services  1.0%
T-Mobile U.S.  112,757 23,682
23,682
Total Communication Services 374,222
CONSUMER
DISCRETIONARY  15.7%
Automobiles  2.7%
Tesla (1) 177,000 65,800
65,800
Broadline Retail  6.9%
Amazon.com (1) 763,685 159,052
Sea, ADR (1) 107,654 8,915
167,967
Hotels, Restaurants &
Leisure  1.6%
Booking Holdings  4,905 20,652
Chipotle Mexican Grill (1) 308,734 9,883
DoorDash, Class A (1) 49,580 7,444
37,979
Specialty Retail  4.5%
Carvana (1) 267,292 84,031
Ross Stores  63,565 13,770
TJX  81,415 13,002
110,803
Total Consumer Discretionary 382,549
CONSUMER STAPLES  0.8%
Food Products  0.2%
Mondelez International, Class A  75,120 4,330
4,330
Household Products  0.6%
Colgate-Palmolive  90,835 7,742
Procter & Gamble  39,455 5,699
13,441
Total Consumer Staples 17,771
Shares/Par $ Value
(Cost and value in $000s)
‡
FINANCIALS  7.7%
Capital Markets  1.4%
Charles Schwab  79,104 7,434
Goldman Sachs Group  12,066 10,208
Moody's  14,639 6,386
Morgan Stanley  65,137 10,720
34,748
Financial Services  5.0%
Adyen (EUR) (1) 2,849 2,851
Mastercard, Class A  105,421 52,675
Visa, Class A  222,224 67,165
122,691
Insurance  1.3%
Chubb  76,635 24,977
Marsh & McLennan  40,103 6,956
31,933
Total Financials 189,372
HEALTH CARE  6.3%
Health Care Equipment &
Supplies  1.8%
Intuitive Surgical (1) 67,642 31,182
Medline, Class A (1) 53,480 2,380
Stryker  31,714 10,421
43,983
Health Care Providers &
Services  0.6%
UnitedHealth Group  53,536 14,486
14,486
Life Sciences Tools &
Services  1.0%
Danaher  63,204 11,984
Thermo Fisher Scientific  26,705 13,126
25,110
Pharmaceuticals  2.9%
Eli Lilly  77,592 71,367
71,367
Total Health Care 154,946
INDUSTRIALS & BUSINESS
SERVICES  3.4%
Aerospace & Defense  2.0%
General Electric  156,060 44,285
TransDigm Group  4,531 5,251
49,536
Commercial Services &
Supplies  0.2%
Cintas  28,477 4,817
4,817
Electrical Equipment  1.0%
GE Vernova  26,681 23,290
23,290

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ground Transportation  0.2%
Old Dominion Freight Line  30,580 5,975
5,975
Total Industrials & Business Services 83,618
INFORMATION
TECHNOLOGY  47.8%
Electronic Equipment,
Instruments & Components  0.5%
TE Connectivity  53,608 11,205
11,205
IT Services  0.8%
Shopify, Class A (1) 156,350 18,546
18,546
Semiconductors & Semiconductor
Equipment  22.6%
ASML Holding  20,878 27,576
Broadcom  387,375 119,897
Monolithic Power Systems  14,076 15,390
NVIDIA  2,093,622 365,128
Taiwan Semiconductor
Manufacturing, ADR  52,049 17,590
Texas Instruments  33,910 6,583
552,164
Software  14.5%
Aestas DBA OpenAI, Class
A, Acquisition Date: 10/3/25,
Cost $9,535 (1)(2)(3) 22,175 15,249
Canva, Class B, Acquisition Date:
8/16/21 - 12/17/21, Cost $6,320 (1)
(2)(3) 3,708 5,549
Crowdstrike Holdings, Class A (1) 21,437 8,369
Datadog, Class A (1) 28,532 3,368
Gusto, Acquisition Date: 10/4/21,
Cost $2,092 (1)(2)(3) 72,683 1,555
Microsoft  666,666 246,780
Oracle  142,203 20,919
Palantir Technologies, Class A (1) 45,437 6,647
Roper Technologies  20,227 7,158
ServiceNow (1) 252,710 26,421
Synopsys (1) 27,822 11,031
353,046
Technology Hardware, Storage &
Peripherals  9.4%
Apple  899,199 228,208
228,208
Total Information Technology 1,163,169
MATERIALS  0.7%
Chemicals  0.7%
Linde  17,898 8,873
Sherwin-Williams  26,131 8,376
Total Materials 17,249
Shares/Par $ Value
(Cost and value in $000s)
‡
UTILITIES  0.4%
Electric Utilities  0.4%
Constellation Energy  39,207 10,949
Total Utilities 10,949
Total Common Stocks (Cost
$666,689) 2,393,845
CONVERTIBLE PREFERRED STOCKS  1.2%
INFORMATION
TECHNOLOGY  1.2%
Software  1.2%
Canva, Series A, Acquisition Date:
11/4/21 - 12/17/21, Cost $397 (1)
(2)(3) 233 348
Canva, Series A-3, Acquisition Date:
11/4/21 - 12/17/21, Cost $44 (1)(2)
(3) 26 39
Canva, Series A-4, Acquisition Date:
12/17/21, Cost $3 (1)(2)(3) 2 3
Databricks, Series G, Acquisition
Date: 2/1/21, Cost $1,958 (1)(2)(3) 33,114 6,291
Databricks, Series H, Acquisition
Date: 8/31/21, Cost $5,925 (1)(2)(3) 80,631 15,320
Databricks, Series I, Acquisition
Date: 9/14/23, Cost $542 (1)(2)(3) 7,379 1,402
Gusto, Series E, Acquisition Date:
7/13/21, Cost $2,990 (1)(2)(3) 98,373 2,105
OpenAI, Series A-3, Acquisition
Date: 8/15/25, Cost $1,023 (1)(2)(3) 3,334 2,293
OpenAI, Series C, Acquisition Date:
3/12/26, Cost $2,624 (1)(2)(3) 3,815 2,624
Total Information Technology 30,425
Total Convertible Preferred Stocks
(Cost $15,506) 30,425
CORPORATE BONDS  0.3%
Carvana, 9.00%, 6/1/30, (9.00%
Cash) (4)(5) 2,379,299 2,477
Carvana, 9.00%, 6/1/31, (9.00%
Cash) (4)(5) 3,421,001 3,701
Total Corporate Bonds (Cost
$5,261) 6,178

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS  0.4%
Money Market Funds  0.4%
T. Rowe Price Government Reserve
Fund, 3.71% (6)(7) 9,898,500 9,899
Total Short-Term Investments
(Cost $9,899) 9,899
Total Investments in
Securities  100.0%
(Cost $697,355) $ 2,440,347
Other Assets Less Liabilities 0.0% 633
Net Assets 100.0% $ 2,440,980
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $52,778 and represents 2.2% of net assets.
(4) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(5) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $6,178 and represents 0.3% of net assets.
(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts
EUR Euro

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.71% $ —# $ — $ 58+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
3/31/26
T. Rowe Price Government Reserve Fund, 3.71% $ 14,413  ¤  ¤ $ 9,899^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $58 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $9,899.

T. Rowe Price Institutional Large-Cap Core Growth Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940
Act). The Institutional Large-Cap Core Growth Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board
Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks;
establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate,

T. Rowe Price Institutional Large-Cap Core Growth Fund

decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,368,641 $ 2,851 $ 22,353 $ 2,393,845
Convertible Preferred Stocks — — 30,425 30,425
Corporate Bonds — 6,178 — 6,178
Short-Term Investments 9,899 — — 9,899
Total $ 2,378,540 $ 9,029 $ 52,778 $ 2,440,347

T. Rowe Price Institutional Large-Cap Core Growth Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2026. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at March 31, 2026, totaled $4,128,000 for the period ended March 31, 2026.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
E148-054Q1 03/26
($000s)
Beginning
Balance
12/31/25
Gain
(Loss)
During
Period
Total
Purchases
Ending
Balance
3/31/26
Investment in Securities
Common Stocks $ 18,583 $ 3,770 $ — $ 22,353
Convertible Preferred Stocks 27,444 358 2,623 30,425
Total $ 46,027 $ 4,128 $ 2,623 $ 52,778